Trade Receivables, Net - Summary of Trade Receivables, Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of financial assets [Line Items]
Trade receivables	$ 106,887,312	$ 3,259,754	$ 93,899,276
At FVTOCI	6,532,508	199,222	5,637,485
Total trade receivables	113,419,820	3,458,976	99,536,761
Cost [member]
Disclosure of financial assets [Line Items]
Trade receivables	107,294,445	3,272,170	94,232,032
Allowance for doubtful debts [member]
Disclosure of financial assets [Line Items]
Trade receivables	$ 407,133	$ 12,416	$ 332,756